Accounting Policies and Basis for Preparation - Summary of Yield Curves (Details)	Dec. 31, 2024	Dec. 31, 2023
1
Disclosure of changes in accounting estimates [line items]
Yield curves	24.90%	181.40%
1 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	32.55%
1 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.50%
1 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.53%
2
Disclosure of changes in accounting estimates [line items]
Yield curves	21.90%	101.70%
2 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	31.16%
2 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.41%
2 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	8.26%
3
Disclosure of changes in accounting estimates [line items]
Yield curves	19.90%	74.70%
3 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	29.07%
3 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.38%
3 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	8.10%
4
Disclosure of changes in accounting estimates [line items]
Yield curves	18.20%	60.30%
4 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	26.64%
4 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.36%
4 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.53%
5
Disclosure of changes in accounting estimates [line items]
Yield curves	16.50%	52.30%
5 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	24.78%
5 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.34%
5 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.41%
6 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	22.93%
6 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.37%
6 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.28%
7 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	21.26%
7 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.37%
7 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.15%
8 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	20.10%
8 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.40%
8 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.12%
9 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	19.22%
9 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.38%
9 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.12%
10 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	18.43%
10 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.39%
10 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	7.03%
10
Disclosure of changes in accounting estimates [line items]
Yield curves	10.80%	37.40%
15 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	14.74%
15 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.45%
15 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	5.52%
20 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	12.60%
20 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.42%
20 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	4.46%
25 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	11.32%
25 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.30%
25 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	3.82%
30 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	10.47%
30 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.15%
30 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	3.39%
35 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	9.87%
35 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	4.05%
35 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	3.08%
40 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	9.42%
40 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	3.98%
40 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	2.85%
45 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	9.07%
45 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	3.93%
45 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	2.68%
50 | Argentina, Pesos
Disclosure of changes in accounting estimates [line items]
Yield curves	8.80%
50 | US Dollar
Disclosure of changes in accounting estimates [line items]
Yield curves	3.89%
50 | CER
Disclosure of changes in accounting estimates [line items]
Yield curves	2.53%